COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2013 EUR (€)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Apr. 30, 2013 EUR (€)
Commitments And Contingencies [Line Items]
Outstanding letters of credit				$ 274					$ 274
Guarantees as security for the remaining unpaid obligation				290					165
Claim against company for wrongful termination				734
Annual minimum fees associated with service agreement				55
Commission percentage		0.75%									0.75%
Commission percentage limitaion amount							$ 164
Commission maximum revenue		$ 21,804
Maximum commission amount		$ 198
Percent of entity acquired	100.00%
Agency fee expense				1,090	$ 1,323
Liability for back wages recorded				3,300
Interest recorded for accrual for back wages liability				300
Letter of Credit [Member]
Commitments And Contingencies [Line Items]
Restricted cash				274					$ 274
Future Sale [Member]
Commitments And Contingencies [Line Items]
Agency fee payable				3,271
Future Sale [Member] | Third Party Agent [Member]
Commitments And Contingencies [Line Items]
Agency fee payable				$ 2,180
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security for the remaining unpaid obligation | €						€ 266				€ 151
Annual minimum fees associated with service agreement | €			€ 50
Commission percentage limitaion amount | €								€ 150
Commission maximum revenue | €			2,000
Maximum commission amount | €											€ 182
Cash payment for acquisition, net | €	€ 25
Agency fee expense | €			€ 1,000
Euro Member Countries, Euro [Member] | Future Sale [Member]
Commitments And Contingencies [Line Items]
Agency fee payable | €								€ 3,000			€ 2,000